Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8:- FAIR VALUE MEASUREMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its short-term investment at fair value. Short-term investments are classified within Level 1 as the valuation inputs are valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates: instruments as of the following dates:

	December 31, 2019
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$64	$64	$-	$-

Total financial assets	$64	$64	$-	$-

	December 31, 2018
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$273	$273	$-	$-

Total financial assets	$273	$273	$-	$-